Pension Benefits Expected to be Paid (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Pension Expected Future Benefit Payments [Line Items]
2013	$ 716
2014	767
2015	794
2016	807
2017	873
Next five years	$ 5,607